Accrued Expenses (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014		Jun. 30, 2013
Payables and Accruals [Abstract]
Compensation costs	$ 46,375		$ 43,879
Accrued Advertising	19,299	[1]	24,824	[1]
Income and indirect taxes	23,190		12,463
Shipping costs	4,104		4,632
Purchases of property, plant and equipment	3,687		1,582
Professional costs	2,224		2,470
Other	22,298	[2]	13,488	[2]
Accrued Liabilities	121,177		103,338
Business Combination, Contingent Consideration, Liability	$ 16,072

[1]	The increase in income and indirect taxes is due to a lag in the timing of certain VAT payments.
[2]	The increase is primarily due to the Pixartprinting earn-out liability of $6,276 as of June 30, 2014.